Offerings - Offering: 1	Jul. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	975,000
Proposed Maximum Offering Price per Unit	18.03
Maximum Aggregate Offering Price	$ 17,579,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,427.69
Offering Note	Represents the number of shares of common stock, par value $0.001 per share ("Common Stock"), of ACRES Commercial Realty Corp. (the "Registrant") being registered hereon under the Registrant's Omnibus Equity Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that becomes issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. Excludes 457,172 shares previously registered by the Registrant on Form S-8 (333-257901) under a prior incentive plan, which such shares have been transferred to the Plan. Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $18.03, the average of the high and low prices of the Registrant's common stock as reported on The New York Stock Exchange on July 6, 2026.